Expense Example, No Redemption - PGIM Muni High Income Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 406
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	778
Expense Example, No Redemption, 10 Years	1,337
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	925
Expense Example, No Redemption, 10 Years	1,789
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	337
Expense Example, No Redemption, 10 Years	759
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 696